Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss Net Gains or Losses on Financial Instruments Designated at Fair Value through Profit or Loss(Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	₩ 654,045	₩ 555,749	₩ 667,508
Losses on financial instruments designated at fair value through profit or loss	1,143,288	1,953,720	760,577
Net losses on financial instruments designated at fair value through profit or loss	(489,243)	(1,397,971)	(93,069)
Financial liabilities designated at fair value through profit or loss
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	654,045	555,749	667,508
Losses on financial instruments designated at fair value through profit or loss	₩ 1,143,288	₩ 1,953,720	₩ 760,577